Restatement for Correction of an Error (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 176,595	$ 710,962	$ 176,595			$ 710,962		$ 227,763
Gain on extinguishment of debt						$ (11,919)
FaceBank Group, Inc Pre-Merger [Member]
Goodwill	176,595		176,595					227,763	$ 149,975
Gain on extinguishment of debt	51,200		(11,919)						$ 1,852
Nexway and Facebank AG [Member] | FaceBank Group, Inc Pre-Merger [Member]
Goodwill	$ 79,700		$ 79,700